Annual Total Returns - Fidelity® Intermediate Government Income Fund [BarChart] - 08.31 Fidelity Government Bond Funds Combo PRO-08 - Fidelity® Intermediate Government Income Fund - Fidelity Intermediate Government Income Fund-Default
Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	1.97%
Annual Return 2013	(1.26%)
Annual Return 2014	2.60%
Annual Return 2015	0.81%
Annual Return 2016	0.88%
Annual Return 2017	0.98%
Annual Return 2018	1.18%
Annual Return 2019	4.83%
Annual Return 2020	5.45%
Annual Return 2021	(2.14%)